J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1–5 Year U.S. Aggregate Bond ETF

JPMorgan U.S. Aggregate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 19, 2022

to the current Summary Prospectuses and Prospectus

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

JPMorgan BetaBuilders 1–5 Year U.S. Aggregate Bond ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2019	Managing Director
Naveen Kumar	2019	Executive Director
Jonathan Msika	2020	Vice President

JPMorgan U.S. Aggregate Bond ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2018	Managing Director
Niels Schuehle	2018	Executive Director
Naveen Kumar	2018	Executive Director
Jonathan Msika	2021	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

BetaBuilders 1–5 Year U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar and Jonathan Msika. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg is the lead portfolio manager for the Fund. Mr. Isenberg, Managing Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for the portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds. He also worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics.

SUP-FIETF-PM-1022

Mr. Kumar, Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Msika, Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016.

U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Niels Schuehle, Naveen Kumar and Jonathan Msika. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg and Dr. Schuehle are the co-lead portfolio managers for the Fund.

Dr. Schuehle, Executive Director of JPMIM, is Head of Fixed Income Research for Quantitative Beta Strategies. In this role, Dr. Schuehle is focused on further developing the firm’s factor-based franchise in fixed income markets. Prior to joining the firm in 2016, Dr. Schuehle was a Senior Researcher in the Quantitative Portfolio and Index Research team at Bloomberg and a Senior Researcher in the Index Strategies and Portfolio Modeling team at Barclays Risk Analytics and Index Solution Group from 2010 to 2016. Dr. Schuehle holds a Ph.D. in Finance from the Kellogg School of Management at Northwestern University.

Information about Messrs. Isenberg, Kumar, and Msika is discussed earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1–5 Year U.S. Aggregate Bond ETF

JPMorgan U.S. Aggregate Bond ETF

(each a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 19, 2022

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers—Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	7	$1,976,380	24	$6,091,645	14	$2,394,710
Naveen Kumar	6	3,285,226	25	6,064,291	13	1,933,269
Jonathan Msika	4	1,779,828	18	4,719,540	4	601,868

U.S. Aggregate Bond ETF
Eric Isenberg	7	987,241	24	6,091,645	14	2,394,710
Niels Schuehle	1	324,465	6	1,675,789	1	461,441
Naveen Kumar	6	2,296,087	25	6,064,291	13	1,933,269
Jonathan Msika	4	790,689	18	4,719,540	4	601,868

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	0	$0	0	$0	1	$498
Naveen Kumar	0	0	0	0	1	498
Jonathan Msika	0	0	0	0	1	498

U.S. Aggregate Bond ETF
Eric Isenberg	0	0	0	0	1	498
Niels Schuehle	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	1	498
Jonathan Msika	0	0	0	0	1	498

SUP-SAI-ETF-PM-1022

In addition, effective immediately, the information in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	X
Naveen Kumar	X
Jonathan Msika	X

U.S. Aggregate Bond ETF
Eric Isenberg				X
Niels Schuehle	X
Naveen Kumar	X
Jonathan Msika	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE